Goodwill - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Number of reporting units | Segment	1
Goodwill	$ 35,778	$ 35,778
Impairment of goodwill	$ 0	$ 0